Financial Liabilities - Senior Unsecured Notes (Details) € in Thousands, $ in Millions			12 Months Ended
	Apr. 18, 2017 USD ($)	Apr. 18, 2017 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2011
Senior Unsecured Notes
Borrowings
Face amount		€ 1,000,000	€ 1,000,000	€ 948,677
Value of notes redeemed			€ 26,618
Senior Unsecured Notes Due 2022
Borrowings
Borrowings, interest rate					5.25%
Percentage of notes replaced	97.10%	97.10%
Value of notes replaced | $	$ 1,000
Percentage of notes redeemed	2.90%	2.90%
Value of notes redeemed		€ 26,618
Secured unsecured notes, maturing in 2025
Borrowings
Face amount		€ 1,000,000
Borrowings, interest rate		3.20%